Finance costs (Tables)	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Schedule of finance costs
	2024	2023
	USD	USD

Bank overdrafts interest	1,870	680
Lease liabilities interest	6,272	6,645
	8,142	7,325